Statements of Operations (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Income Statement [Abstract]
Interest and Other Income	$ 711,713	$ 716,133	$ 2,782,206	$ 3,146,620
Interest Expense	489,650	447,067	1,822,354	1,848,050
Net Interest Income	222,063	269,066	959,852	1,298,570
Provision for losses on mortgage loans receivable	83,234	20,943	227,538	100,959
Net Interest Income after Provision for Mortgage Losses	138,829	248,123	732,314	1,197,611
Operating Expenses
Other operating expenses	159,062	139,451	670,553	833,490
Operating Income (Loss)	(20,233)	108,672	61,761	364,121
Other Income	4,053	145	9,383	2,794
Net Income	$ (16,180)	$ 108,817	$ 71,144	$ 366,915
Basic and Diluted Income (Loss) Per Share	$ (0.01)	$ 0.06	$ 0.04	$ 0.22
Dividends Declared Per Share	$ 0.09	$ 0.09	$ 0.40	$ 0.40
Weighted Average Common Shares Outstanding - Basic and Diluted	1,677,798	1,677,798	1,677,798	1,677,798